Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Jan. 01, 2018	May 31, 2008
Revenues and other	[1]		$ 2,299,658,000	$ 2,429,614,000	$ 1,941,330,000
Cost of product	[1],[2]		415,505,000	953,792,000	517,371,000
Note receivable - Anadarko	[1]		260,000,000	260,000,000
Impairments	[1]		230,584,000	180,051,000	17,822,000
Imbalance receivables			9,035,000	2,063,000
Imbalance payables			9,600,000	3,100,000
Loss on divestiture and other, net	[1],[3]		(1,312,000)	(132,388,000)	14,641,000
Proceeds from property insurance claims	[1]		0	22,977,000	17,465,000
Cumulative effect of accounting change	[1],[4]		$ (43,750,000)
Accounting Standards Update 2014-09 [Member]
Cumulative effect of accounting change							$ (43,750,000)
Accounting Standards Update 2016-02 [Member] | Subsequent Event [Member]
Right-of-use assets						$ 10,000,000
Lease liabilities						$ 10,000,000
Western Gas Equity Partners Long-Term Incentive Plan [Member]
Units authorized under LTIP			3,000,000
Units available under LTIP			2,937,197
Affiliates [Member]
Revenues and other	[1],[5]		$ 1,353,711,000	1,539,105,000	1,358,918,000
Cost of product	[5]		168,535,000	74,560,000	75,983,000
Service Revenues - Fee Based [Member]
Revenues and other			1,905,728,000
Service Revenues - Fee Based [Member] | Affiliates [Member]
Revenues and other	[1]		1,070,066,000	769,305,000	853,837,000
Product Sales [Member]
Revenues and other			303,020,000
Product Sales [Member] | Affiliates [Member]
Revenues and other	[1]		$ 280,306,000	753,724,000	505,081,000
Prior Period Adjustment [Member]
Cost of product		$ 56,400,000
Prior Period Adjustment [Member] | Service Revenues - Fee Based [Member]
Revenues and other		42,600,000
Prior Period Adjustment [Member] | Product Sales [Member]
Revenues and other		$ 13,800,000
Chipeta [Member]
Ownership interest by noncontrolling interest owner			25.00%
Western Gas Equity Partners, LP [Member] | General Partner [Member] | Western Gas Partners, LP [Member]
Percentage ownership interest			100.00%
Western Gas Partners, LP [Member] | Western Gas Partners Long-Term Incentive Plan [Member]
Units authorized under LTIP			2,250,000
Units available under LTIP			2,241,980
Western Gas Partners, LP [Member] | Kitty Draw and Third Creek Gathering Systems [Member]
Impairments			$ 134,000,000
Western Gas Partners, LP [Member] | Delaware Basin Midstream Complex [Member]
Loss on divestiture and other, net				5,700,000
Proceeds from insurance claims, total				52,900,000	33,800,000
Proceeds from business interruption insurance claims				29,882,000	16,270,000
Proceeds from property insurance claims				$ 22,977,000	$ 17,465,000
Western Gas Partners, LP [Member] | Affiliates [Member]
Note receivable - Anadarko			$ 260,000,000					$ 260,000,000
Western Gas Partners, LP [Member] | Other Subsidiaries of Anadarko [Member]
WES common units issued			2,011,380
Western Gas Partners, LP [Member] | Product Sales [Member] | Affiliates [Member] | Kitty Draw and Third Creek Gathering Systems [Member]
Revenues and other			$ (10,900,000)

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	Cost of product includes product purchases from affiliates (as defined in Note 1) of $168.5 million, $74.6 million and $76.0 million for the years ended December 31, 2018, 2017 and 2016, respectively. Operation and maintenance includes charges from affiliates of $115.9 million, $82.2 million and $82.1 million for the years ended December 31, 2018, 2017 and 2016, respectively. General and administrative includes charges from affiliates of $49.7 million, $43.2 million and $42.0 million for the years ended December 31, 2018, 2017 and 2016, respectively. See Note 6.
[3]	Includes losses related to an incident at the DBM complex for the year ended December 31, 2017. See Note 1.
[4]	See Note 1.
[5]	Represents amounts earned or incurred on and subsequent to the date of the acquisition of WES assets, as well as amounts earned or incurred by Anadarko on a historical basis related to WES assets prior to the acquisition of such assets by WES.